UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6456

        Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.2% (0.7% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$1,003,980
	2006C-2, 5.000%, 11/15/39
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa1	1,229,472
400	5.000%, 11/15/30	11/15 at 100.00	Baa1	394,284
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,078,820
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

3,600	Total Alabama			3,706,556

	Alaska – 2.1% (1.2% of Total Investments)
2,000	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.000%,	6/09 at 101.00	AAA	2,062,140
	6/01/49 – MBIA Insured
4,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	4,116,915
	Series 2006A, 5.000%, 6/01/46

6,500	Total Alaska			6,179,055

	Arizona – 6.9% (4.0% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB	101,850
135	5.250%, 12/01/25	12/15 at 100.00	BBB	137,406
7,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AAA	6,019,930
	7/01/39 – FGIC Insured
7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	7,754,700
	Revenue Bonds, Series 2002B, 5.000%, 1/01/25
6,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	6,375,840
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/15

20,735	Total Arizona			20,389,726

	Arkansas – 1.6% (1.0% of Total Investments)
4,655	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction	11/15 at 100.00	AAA	4,851,069
	Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – FSA Insured
19	Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue Refunding Bonds,	9/11 at 100.00	Aaa	19,519
	Series 1993A, 7.900%, 9/01/11

4,674	Total Arkansas			4,870,588

	California – 21.9% (12.9% of Total Investments)
3,335	Anaheim Public Finance Authority, California, Public Improvement Project Lease Revenue Bonds,	9/17 at 100.00	AAA	2,642,721
	UBS Residual Series 07 1011-1013, 5.390%, 3/01/37 – FGIC Insured (IF)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	5,996,976
	12/01/21 – AMBAC Insured
1,800	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	1,823,616
	Series 2005, 4.750%, 10/01/28
1,975	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	2,055,225
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
4,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	4,554,495
	Series 2005, 5.000%, 11/15/27
8,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	No Opt. Call	AAA	8,727,120
	Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC Insured (UB)
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	488,670
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,641,536
	Series 2001C, 5.250%, 8/01/31
1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA+	1,083,320
	California, General Obligation Bonds, Series 2004:
4,000	5.000%, 2/01/23	2/14 at 100.00	A+	4,156,160
4,900	5.000%, 6/01/23 – AMBAC Insured	12/14 at 100.00	AAA	5,108,789
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,045,710
	Company, Series 1996A, 5.300%, 7/01/21
28,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	18,809,276
	1995A, 0.000%, 1/01/17 (ETM)
450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	516,231
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AAA	6,330,051
	5.000%, 7/01/22 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa3	101,181
110	5.000%, 9/01/23	9/15 at 102.00	Baa3	110,949

72,965	Total California			65,192,026

	Colorado – 6.8% (4.1% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,004,190
	Society, Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,158,648
	5.000%, 9/01/25
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	401,360
	5.000%, 3/01/25
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series	12/09 at 101.00	Aaa	1,052,360
	1999A, 5.750%, 12/01/23 (Pre-refunded 12/01/09) – FSA Insured
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	BBB+	765,180
	5.000%, 1/15/17
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006
8,930	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	AAA	9,323,992
	Denver City and County, Colorado, Airport Revenue Bonds, Residual, Series 63TP
3,680	7.141%, 11/15/23 – FGIC Insured (IF)	11/16 at 100.00	AAA	4,178,382
2,270	7.141% 11/15/24 – FGIC Insured (IF)	11/16 at 100.00	AAA	2,577,426

19,180	Total Colorado			20,461,538

	Connecticut – 0.7% (0.4% of Total Investments)
2,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	2,066,480
	Light and Power Company, Series 1993A, 5.850%, 9/01/28

	Florida – 3.2% (1.9% of Total Investments)
4,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 – MBIA Insured	10/07 at 101.00	AAA	4,066,640
	(Alternative Minimum Tax)
1,700	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	1,811,554
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	2,569,925
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	997,510
	Obligation Group, Series 2007, 5.000%, 8/15/42

9,200	Total Florida			9,445,629

	Georgia – 4.3% (2.5% of Total Investments)
8,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	AAA	8,338,720
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – MBIA Insured (Alternative Minimum Tax)
4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	4,349,042
	5.125%, 11/01/17 – MBIA Insured

12,105	Total Georgia			12,687,762

	Hawaii – 0.8% (0.4% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	1/09 at 101.00	AAA	2,332,148
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)

	Idaho – 0.2% (0.1% of Total Investments)
95	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	1/08 at 101.00	Aa1	96,802
	7/01/14 (Alternative Minimum Tax)
500	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	503,025
	Hospital, Series 2006, 5.250%, 9/01/26

595	Total Idaho			599,827

	Illinois – 13.2% (7.8% of Total Investments)
8,300	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	8,932,709
	2006, 5.000%, 12/01/35 (UB)
725	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago	No Opt. Call	AAA	799,690
	Board of Education, Series 1990B, 7.000%, 1/01/15 – MBIA Insured (ETM)
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	AAA	4,069,958
	FGIC Insured
8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 –	No Opt. Call	AAA	10,055,584
	AMBAC Insured
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	198,400
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,019,060
	5.500%, 5/15/32
1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17 –	2/12 at 100.00	AAA	1,590,495
	FGIC Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	AA–	880,660
1,750	5.250%, 1/01/30	1/16 at 100.00	AA–	1,806,980
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	4,982,306
10,775	0.000%, 12/15/24 – MBIA Insured	No Opt. Call	AAA	4,840,238

52,845	Total Illinois			39,176,080

	Indiana – 3.6% (2.1% of Total Investments)
	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds,
	Series 2003:
1,000	5.500%, 7/15/19 (Pre-refunded 1/15/14) – FSA Insured	1/14 at 100.00	AAA	1,091,410
2,275	5.500%, 7/15/23 (Pre-refunded 1/15/14) – FSA Insured	1/14 at 100.00	AAA	2,482,958
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AAA	3,032,402
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – MBIA Insured
1,250	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	1,258,038
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB	1,005,230
	2005, 5.250%, 2/15/28
1,760	St. Joseph County PHM Elementary/Middle School Building Corporation, Indiana, First Mortgage	No Opt. Call	A	1,798,720
	Bonds, Series 1994, 6.300%, 1/15/09

13,465	Total Indiana			10,668,758

	Iowa – 1.3% (0.8% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	3,978,160
	5.500%, 6/01/42

	Kentucky – 0.2% (0.1% of Total Investments)
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	500,366
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35

	Louisiana – 5.5% (3.2% of Total Investments)
1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic	9/07 at 101.00	AAA	1,338,532
	Assisted Care Facility, Series 1995, 6.850%, 9/01/25
8,895	Louisiana State, Gasoline and Fuels Tax, Revenue Bonds, Series 2006, 4.500%, 5/01/41 –	5/16 at 100.00	AAA	8,500,685
	FGIC Insured (UB)
825	Louisiana State, Gasoline and Fuels Tax, Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA	5/16 at 100.00	AAA	826,997
	Insured (UB)
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	4,136,954
	Series 2002A, 5.700%, 4/01/14
1,375	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,424,665
	Series 2001B, 5.875%, 5/15/39

16,335	Total Louisiana			16,227,833

	Maine – 1.7% (1.0% of Total Investments)
4,905	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2004A-2, 5.000%,	5/13 at 100.00	AA+	4,969,550
	11/15/21 (Alternative Minimum Tax)

	Maryland – 1.2% (0.7% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	2,071,580
	Series 2004, 5.375%, 8/15/24
1,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	1,566,229
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)

3,550	Total Maryland			3,637,809

	Massachusetts – 2.1% (1.2% of Total Investments)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,050,390
	5.625%, 10/01/24
1,900	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/20 (Pre-refunded 10/01/13)	10/13 at 100.00	AA (4)	2,039,821
3,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	AAA	3,223,440
	(Pre-refunded 1/01/14) – FGIC Insured

5,900	Total Massachusetts			6,313,651

	Michigan – 4.0% (2.4% of Total Investments)
2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 – XLCA Insured	4/13 at 100.00	AAA	3,084,325
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AAA	4,543,972
	7/01/34 – FGIC Insured
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	1,004,370
	2006A, 5.000%, 12/01/31
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	174,034
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	AAA	3,198,272
	2002C, 5.375%, 12/01/19 – FGIC Insured

11,720	Total Michigan			12,004,973

	Minnesota – 5.0% (3.0% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	4,394,457
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	A–	1,027,240
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	12/13 at 100.00	Baa1	2,446,751
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,
	Series 2004-5Y:
530	5.250%, 10/01/19	10/14 at 100.00	A2	551,783
1,500	5.250%, 10/01/34	10/14 at 100.00	A2	1,541,340
665	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	4/16 at 100.00	A2	681,406
	Series 2006-6I, 5.000%, 4/01/23
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,052,770
3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street,	12/13 at 100.00	AA+	3,187,980
	Series 2003, 5.250%, 12/01/20

14,335	Total Minnesota			14,883,727

	Mississippi – 0.5% (0.3% of Total Investments)
1,525	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,511,977
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 1.0% (0.6% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	100,725
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,013,718
	Health System, Series 2004, 5.500%, 2/15/24

2,980	Total Missouri			3,114,443

	Nebraska – 2.9% (1.7% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	A1	1,642,979
	Medical Center, Series 2003, 5.000%, 11/15/16
2,055	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12 (ETM)	10/07 at 100.00	AAA	2,162,312
2,350	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5B,	No Opt. Call	AAA	2,478,263
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)
2,300	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	2,376,797
	City 2, Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)

8,285	Total Nebraska			8,660,351

	New Hampshire – 1.8% (1.1% of Total Investments)
5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,	7/10 at 101.00	Aaa	5,166,550
	Countryside LP, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)
190	New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown Northwood Academy, Series 1994,	No Opt. Call	N/R	193,897
	7.250%, 5/01/09

5,190	Total New Hampshire			5,360,447

	New Jersey – 5.9% (3.5% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	AA–	1,065,310
	5.250%, 9/01/24
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series 2006C, Residual
	Certificates 684:
25,000	0.000%, 12/15/35 – AMBAC Insured (UB)	No Opt. Call	Aaa	6,508,500
10,000	0.000%, 12/15/36 – AMBAC Insured (UB)	No Opt. Call	Aaa	2,475,600
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,257,160
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	1,565,025
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	2,607,625

43,000	Total New Jersey			17,479,220

	New York – 22.2% (13.1% of Total Investments)
10,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/10 at 101.00	AAA	10,563,899
	Facilities Revenue Bonds, 1999 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded
	5/15/10) – FSA Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,591,785
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
10	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	8,616
	5.931%, 2/15/47 – MBIA Insured (IF)
2,180	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 –	2/17 at 100.00	AAA	2,079,415
	MBIA Insured (UB)
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AAA	7,851,150
	5.000%, 12/01/25 – XLCA Insured (UB)
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,297,184
	5.000%, 11/15/30
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	5,247,200
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	4,186,680
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 – AMBAC Insured
4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	AA	4,498,807
1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	AA	1,287,924
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	AA	4,244,840
3,650	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	3,751,215
	5.000%, 11/15/44 – AMBAC Insured (UB)
445	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/07 at 100.00	AAA	447,772
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,405,903
	5.250%, 6/01/22
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
6,460	5.000%, 1/01/25 – FSA Insured (UB)	7/15 at 100.00	AAA	6,758,258
2,580	5.000%, 1/01/26 – FSA Insured (UB)	7/15 at 100.00	AAA	2,693,830
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	1,936,377
	5.000%, 3/15/24 – FSA Insured
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,049,180
	2004A, 5.125%, 1/01/22
1,000	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	1,039,930
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26

63,090	Total New York			65,939,965

	North Carolina – 4.1% (2.4% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	AAA	12,063,256
	1993B, 6.000%, 1/01/22 – CAPMAC Insured

	Ohio – 2.1% (1.2% of Total Investments)
2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.000%,	12/11 at 100.00	Aa2 (4)	2,098,620
	12/01/24 (Pre-refunded 12/01/11)
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	No Opt. Call	BBB+	3,885,520
	(Mandatory put 4/01/14) (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	252,825
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25

6,250	Total Ohio			6,236,965

	Oklahoma – 2.4% (1.4% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB	511,880
450	5.375%, 9/01/36	9/16 at 100.00	BBB	458,069
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,900	5.000%, 2/15/37	2/17 at 100.00	AA–	2,918,531
1,640	5.000%, 2/15/42	2/17 at 100.00	AA–	1,641,820
1,700	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	1,710,659
	System, Series 2006, 5.000%, 12/15/36

7,190	Total Oklahoma			7,240,959

	Oregon – 1.3% (0.9% of Total Investments)
	Oregon, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	AA–	1,880,209
1,990	5.000%, 8/01/23	8/14 at 100.00	AA–	2,077,719

3,785	Total Oregon			3,957,928

	Pennsylvania – 1.5% (1.0% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	3,148,830
	5.000%, 12/01/23 – MBIA Insured
1,385	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	8/07 at 100.00	AAA	1,392,714
	Valley Medical Center, Series 1992, 7.000%, 8/01/22

4,385	Total Pennsylvania			4,541,544

	Rhode Island – 2.7% (1.6% of Total Investments)
7,655	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	8,015,244
	Series 2002A, 6.000%, 6/01/23

	South Carolina – 7.9% (4.7% of Total Investments)
2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,607,775
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	4,606,353
	GROWTH, Series 2004, 5.250%, 12/01/23
3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/13 at 100.00	AA–	3,513,313
	2003, 5.250%, 12/01/19
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AAA	3,797,995
	5/01/21 – AMBAC Insured
1,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,548,240
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
4,895	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,522,245
605	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	680,976
1,145	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	1,201,758
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

22,010	Total South Carolina			23,478,655

	South Dakota – 0.6% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,850,450
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 1.3% (0.7% of Total Investments)
2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AAA	2,109,296
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,651,680
	States Health Alliance, Series 2006A, 5.500%, 7/01/36

3,660	Total Tennessee			3,760,976

	Texas – 6.2% (3.7% of Total Investments)
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	Baa2	1,159,947
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	3,182,370
	5/15/25 – MBIA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
400	5.250%, 8/15/21	No Opt. Call	BBB–	406,176
500	5.125%, 8/15/26	No Opt. Call	BBB–	499,385
2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	2,375,260
	Corporation, Series 2003C, 5.250%, 5/15/25 – AMBAC Insured
290	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	301,478
	2001, 5.375%, 2/15/26
1,710	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	Aaa	1,797,210
	2001, 5.375%, 2/15/26 (Pre-refunded 2/15/11)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	978,190
	2001C, 5.200%, 5/01/28
1,600	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	1,609,008
	Series 2007, 5.000%, 2/15/36
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 – AMBAC Insured	8/13 at 100.00	AAA	3,735,020
2,250	5.250%, 2/15/19 – AMBAC Insured	8/13 at 100.00	AAA	2,379,128

17,615	Total Texas			18,423,172

	Utah – 0.2% (0.1% of Total Investments)
525	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/11 at 100.00	Aaa	531,137
	(Alternative Minimum Tax)
25	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	1/08 at 101.00	AA	25,507
	(Alternative Minimum Tax)
145	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/15	1/08 at 101.50	AA	146,891
	(Alternative Minimum Tax)

695	Total Utah			703,535

	Washington – 8.8% (5.2% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,697,475
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
7,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	7,519,470
	2003A, 5.500%, 7/01/16
6,160	King County Public Hospital District 2, Washington, Limited Tax General Obligation Bonds,	6/11 at 101.00	AAA	6,411,205
	Evergreen Hospital Medical Center, Series 2001A, 5.250%, 12/01/24 – AMBAC Insured
1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa2	1,059,470
	Series 2003, 6.000%, 12/01/23
8,045	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT-6, 6.250%, 2/01/11	No Opt. Call	Aa1	8,399,624

24,705	Total Washington			26,087,244

	West Virginia – 1.9% (1.1% of Total Investments)
2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,193,580
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
3,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B,	11/13 at 101.00	AAA	3,362,846
	5.250%, 11/01/23 – AMBAC Insured

5,150	Total West Virginia			5,556,426

	Wisconsin – 5.9% (3.5% of Total Investments)
5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	5,918,289
	Inc., Series 2001, 6.000%, 7/01/30
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	154,589
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,036,820
	Series 2004, 5.375%, 5/01/18
205	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	215,262
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
2,145	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	N/R (4)	2,284,168
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	AA	5,277,550
	Series 1999, 6.250%, 2/15/18 – RAAI Insured
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AAA	2,552,799

16,680	Total Wisconsin			17,439,477

	Wyoming – 0.5% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	1,404,080
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 538,639	Total Investments (cost $485,541,069) – 169.2%			503,118,556

	Floating Rate Obligations – (15.9)%			(47,229,500)

	Other Assets Less Liabilities – 2.2%			6,381,040

	Preferred Shares, at Liquidation Value – (55.5)%			(165,000,000)

	Net Assets Applicable to Common Shares – 100%			$297,270,096

Forward Swaps outstanding at July 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Morgan Stanley	$28,000,000	Receive	SIFM	3.690%	Quarterly	11/6/07	11/06/17	$ 489,349
Morgan Stanley	14,000,000	Receive	3-Month USD-LIBOR	5.262	Semi-Annually	11/15/07	11/15/34	813,077
Morgan Stanley	19,500,000	Receive	3-Month USD-LIBOR	5.470	Semi-Annually	8/22/07	8/22/24	368,494

								$1,670,920

SIFM – The daily arithmetic average of the weekly SIFM (the Securities Industry and Financial Markets) Municipal Swap Index.
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $438,072,800.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$20,353,081
Depreciation	(2,708,266)

Net unrealized appreciation (depreciation) of investments	$17,644,815

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.